Condensed Consolidated Balance Sheets - USD ($) $ in Thousands	Jul. 29, 2017	Oct. 29, 2016	Oct. 31, 2015
Current assets:
Cash and cash equivalents	$ 14,132	$ 10,821	$ 4,968
Accounts receivables, net	243,405	181,239	113,059
Inventories, net	457,835	325,633	246,962
Deferred income taxes			23,599
Other current assets	14,853	12,037	10,152
Total current assets	730,225	529,730	398,740
Property, plant and equipment, net	207,634	146,422	89,145
Goodwill	129,746	84,507	82,825
Intangible assets, net	170,517	124,040	118,903
Other long-term assets	7,960	4,320	6,208
Total assets	1,246,082	889,019	695,821
Current liabilities:
Current portion of long-term debt	750		236
Accounts payable	170,199	129,481	69,950
Customer advances	104,254	87,627	36,489
Accrued warranty	19,012	22,693	18,153
Other current liabilities	64,573	91,803	55,073
Total current liabilities	358,788	331,604	179,901
Long-term debt, less current maturities	299,367	256,040	212,394
Deferred income taxes	17,105	17,449	45,604
Other long-term liabilities	23,073	23,710	18,008
Total liabilities	698,333	628,803	455,907
Contingently redeemable common stock	0	22,293	15,350
Commitments and contingencies
Shareholders' Equity:
Preferred stock
Common stock	64
Additional paid-in capital	526,883	206,179	204,624
Retained earnings	20,899	31,655	24,607
Accumulated other comprehensive income (loss)	(97)	39	(26)
Total shareholders' equity	547,749	237,923	224,564
Common stock in treasury, at cost (0 and 770,240 shares, respectively)			(4,641)
Total liabilities and shareholders' equity	$ 1,246,082	889,019	695,821
Common Class A [Member]
Shareholders' Equity:
Common stock		7	0
Total shareholders' equity		7
Common Class B [Member]
Shareholders' Equity:
Common stock		43	$ 0
Total shareholders' equity		43
Scenario, Previously Reported [Member]
Shareholders' Equity:
Additional paid-in capital		206,229
Scenario, Previously Reported [Member] | Common Class A [Member]
Shareholders' Equity:
Common stock		0
Scenario, Previously Reported [Member] | Common Class B [Member]
Shareholders' Equity:
Common stock		$ 0